Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer contribution	$ 0	$ 0	$ 0	$ 0